401(k) Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Percentage of deferred compensation	25.00%
Percentage of deferred compensation match by employer	4.00%
Total matching contributions to the plan	$ 40	$ 34